Schedule of operating segments (Details) - Alps Life Science Inc [Member] - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Loss from operations	$ (1,243,051)	$ (1,191,419)	$ (2,480,893)	$ (2,355,731)
Finance costs	(28,623)	(17,141)	(48,283)	(42,844)
Loss before tax	(1,271,674)	(1,208,560)	(2,529,176)	(2,398,575)
Income tax credit	(69,140)	(53,471)	(95,562)	7,414
Loss for the financial year	(1,340,814)	(1,262,031)	(2,624,738)	(2,391,161)
Segment assets	12,585,410	8,085,097	7,133,637	6,700,933
Segment liabilities	10,221,076	7,757,788	8,249,553	5,249,941
Amortisation of right-of-use assets	255,607	232,510	500,144	403,019
Additional of property, plant and equipment	16,226	72,659	83,772	221,317
Depreciation of property, plant and equipment	245,603	250,522	465,287	455,613
Property, plant and equipment written off				14,083
Elimination of intersegment amounts [member]
IfrsStatementLineItems [Line Items]
Total revenue	(504,802)	(384,926)	(736,233)	(652,366)
Loss from operations	(3,644)
Finance costs	3,644
Loss before tax
Income tax credit	(1,621)
Loss for the financial year
Segment assets	(8,216,698)	(8,196,713)	(8,892,075)	(6,543,765)
Segment liabilities	(8,036,502)	(7,973,622)	(8,666,225)	(6,383,376)
Amortisation of intangible assets
Amortisation of right-of-use assets
Additional of property, plant and equipment
Depreciation of property, plant and equipment
Property, plant and equipment written off
Operating segments [member]
IfrsStatementLineItems [Line Items]
Total revenue	2,199,845	1,829,681	3,371,037	2,403,552
Loss from operations	(1,243,051)	(1,191,419)	(2,480,893)	(2,355,731)
Finance costs	(28,623)	(17,141)	(48,283)	(42,844)
Loss before tax	(1,271,674)	(1,208,560)	(2,529,176)	(2,398,575)
Income tax credit	(69,140)	(53,471)	(95,562)	7,414
Loss for the financial year	(1,340,814)	(1,262,031)	(2,624,738)	(2,391,161)
Segment assets	12,585,410	8,085,097	7,133,637	6,700,933
Segment liabilities	10,221,076	7,757,788	8,249,553	5,249,941
Amortisation of intangible assets	163,093	24,668	163,093	44,807
Amortisation of right-of-use assets	500,144	232,510	500,144	403,019
Additional of property, plant and equipment	83,772	72,659	83,772	221,317
Depreciation of property, plant and equipment	465,287	250,522	465,287	455,613
Property, plant and equipment written off				14,083
Medical and wellness segments [member]
IfrsStatementLineItems [Line Items]
Total revenue	2,149,804	1,961,119	3,396,367	2,577,255
Loss from operations	(50,646)	333,709	32,555	(381,848)
Finance costs	(14,208)	(13,781)	(22,825)	(6,944)
Loss before tax	(64,854)	319,928	9,730	(388,792)
Income tax credit	(67,519)	(12,207)	(93,487)	7,414
Loss for the financial year	(132,373)	307,721	(83,757)	(381,378)
Segment assets	2,622,443	2,906,779	2,507,576	1,888,659
Segment liabilities	3,732,701	3,537,863	3,432,954	2,676,331
Amortisation of intangible assets		18		31
Amortisation of right-of-use assets	199,618	81,837	199,618	141,762
Additional of property, plant and equipment	35,675	34,127	35,675	75,773
Depreciation of property, plant and equipment	58,580	33,371	58,580	67,906
Property, plant and equipment written off				14,083
Life science segments [member]
IfrsStatementLineItems [Line Items]
Total revenue	364,247	203,713	613,490	393,419
Loss from operations	(509,215)	(656,631)	(977,212)	(1,130,176)
Finance costs	(12,294)	(3,360)	(6,253)	(12,240)
Loss before tax	(521,509)	(659,991)	(983,465)	(1,142,416)
Income tax credit		(41,264)	(2,075)
Loss for the financial year	(521,509)	(701,255)	(985,540)	(1,142,416)
Segment assets	3,905,767	3,261,435	3,628,762	2,893,474
Segment liabilities	8,079,589	6,582,980	7,084,309	5,194,755
Amortisation of intangible assets
Amortisation of right-of-use assets	121,530	64,474	121,530	117,110
Additional of property, plant and equipment	41,989	34,516	41,989	42,013
Depreciation of property, plant and equipment	386,024	207,215	386,024	370,197
Property, plant and equipment written off
All other segments [member]
IfrsStatementLineItems [Line Items]
Total revenue	190,596	49,775	97,413	85,244
Loss from operations	(679,546)	(868,497)	(1,536,236)	(843,707)
Finance costs	(5,765)		(19,205)	(23,660)
Loss before tax	(685,311)	(868,497)	(1,555,441)	(867,367)
Income tax credit
Loss for the financial year	(685,311)	(868,497)	(1,555,441)	(867,367)
Segment assets	14,273,898	10,113,596	9,889,374	8,462,565
Segment liabilities	6,445,288	5,610,567	6,398,515	3,762,231
Amortisation of intangible assets	163,093	24,650	163,093	44,776
Amortisation of right-of-use assets	178,996	86,199	178,996	144,147
Additional of property, plant and equipment	6,108	4,016	6,108	103,531
Depreciation of property, plant and equipment	20,683	9,936	20,683	17,510
Property, plant and equipment written off
External sales [member] | Elimination of intersegment amounts [member]
IfrsStatementLineItems [Line Items]
Total revenue
External sales [member] | Operating segments [member]
IfrsStatementLineItems [Line Items]
Total revenue	2,199,845	1,829,681	3,371,037	2,403,552
External sales [member] | Medical and wellness segments [member]
IfrsStatementLineItems [Line Items]
Total revenue	2,041,899	1,822,108	3,353,006	2,390,113
External sales [member] | Life science segments [member]
IfrsStatementLineItems [Line Items]
Total revenue	9,041	462	1,824	523
External sales [member] | All other segments [member]
IfrsStatementLineItems [Line Items]
Total revenue	148,905	7,111	16,207	12,916
Inter segment sales [member] | Elimination of intersegment amounts [member]
IfrsStatementLineItems [Line Items]
Total revenue	(504,802)	(384,926)	(736,233)	(652,366)
Inter segment sales [member] | Operating segments [member]
IfrsStatementLineItems [Line Items]
Total revenue
Inter segment sales [member] | Medical and wellness segments [member]
IfrsStatementLineItems [Line Items]
Total revenue	107,905	139,011	43,361	187,142
Inter segment sales [member] | Life science segments [member]
IfrsStatementLineItems [Line Items]
Total revenue	355,206	203,251	611,666	392,896
Inter segment sales [member] | All other segments [member]
IfrsStatementLineItems [Line Items]
Total revenue	$ 41,691	$ 42,664	$ 81,206	$ 72,328